SUBSEQUENT EVENTS - Summary Of Company's Certificate Of Incorporation (Detail)	3 Months Ended
Mar. 31, 2021 $ / shares
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	1
Economic Rights	Yes
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	None
Economic Rights	Yes
Common Class C [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	None
Economic Rights	Yes
Common Class X [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	1
Economic Rights	None
Common Class Y [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	20
Economic Rights	None
Parent Company [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	1
Economic Rights	Yes
Parent Company [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	None
Economic Rights	Yes
Parent Company [Member] | Common Class C [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	None
Economic Rights	Yes
Parent Company [Member] | Common Class X [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	1
Economic Rights	None
Parent Company [Member] | Common Class Y [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.00001
Votes	20
Economic Rights	None